Balance Sheet (USD $)	Jun. 30, 2014	Dec. 31, 2013
Assets, Current
Cash and Cash Equivalents, at Carrying Value		$ 6,845
Accounts Receivable, Net, Current		450
Prepaid Expense, Current	2,000
Assets of Discontinued Operations		11,147
Assets, Current	2,000	18,442
Assets	2,000	18,442
Liabilities, Current
Accounts Payable and Accrued Expenses	962	1,626
Due to Related Parties	236,000	27,000
Due to Shareholder	848
Liabilities	237,811	28,626
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	64,000	359,000
Additional Paid in Capital, Common Stock	(194,348)	(296,917)
Retained Earnings (Accumulated Deficit)	(105,462)	(72,267)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(235,810)	(10,184)
Liabilities and Equity	$ 2,000	$ 18,442